Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Assets:
Precious metals		$ 543	$ 755
Trading assets
Loans		7,811	8,113
Securities		103,547	137,148
Other		1,796	1,051
Derivative financial instruments
Derivative Financial Assets		55,699	42,302
Liabilities:
Deposits	[1]	916,181	797,259
Financial liabilities designated at fair value through profit or loss		22,421	22,493
Subordinated debentures		8,469	6,334
Obligations related to securities sold short		40,449	40,954
Other liabilities		62,699	58,799
Derivative financial instruments
Derivative Financial Liabilities		65,900	42,203
Canadian provincial and municipal debt [member]
Trading assets
Securities		10,277	9,854
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	543	755
Trading assets
Assets		113,154	146,312
Investment securities
Investment securities	[3]	86,398	57,042
Derivative financial instruments
Derivative Financial Assets		55,699	42,302
Liabilities:
Deposits		15	175
Financial liabilities designated at fair value through profit or loss		22,421	22,493
Obligations related to securities sold short		40,449	40,954
Derivative financial instruments
Derivative Financial Liabilities		65,900	42,203
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,811	8,113
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		14,734	13,114
Investment securities
Investment securities	[3]	11,002	5,804
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,277	9,854
Investment securities
Investment securities	[3]	5,429	5,155
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		11,957	6,823
Investment securities
Investment securities	[3]	35,236	13,637
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,302	9,688
Investment securities
Investment securities	[3]	27,704	26,689
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,344	11,820
Investment securities
Investment securities	[3]	1,962	1,356
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		46,933	85,849
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,796	1,051
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	5,065	4,401
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		15,210	13,125
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		32,223	18,293
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,561	3,718
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		780	245
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,925	6,921
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		22,854	13,163
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		35,634	18,171
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,720	5,050
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25	30
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,667	5,789
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[4],[5]	407,267	400,565
Liabilities:
Deposits	[4]	365,134	290,341
Subordinated debentures		8,038	6,733
Other liabilities		24,009	24,623
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]	22,443	18,133
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		75,475	110,000
Investment securities
Investment securities	[3]	45,855	17,480
Derivative financial instruments
Derivative Financial Assets		332	184
Liabilities:
Obligations related to securities sold short		35,059	35,487
Derivative financial instruments
Derivative Financial Liabilities		636	307
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		10,139	9,272
Investment securities
Investment securities	[3]	4,947	1,125
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,299	5,556
Investment securities
Investment securities	[3]	2,029	1,937
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		11,957	6,760
Investment securities
Investment securities	[3]	32,412	11,462
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		15	129
Investment securities
Investment securities	[3]	3,217	67
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,367	2,595
Investment securities
Investment securities	[3]	40	10
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		46,698	85,688
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	3,210	2,879
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		332	184
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		636	307
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]	2,086	3,714
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	543	755
Trading assets
Assets		37,667	36,271
Investment securities
Investment securities	[3]	38,855	38,214
Derivative financial instruments
Derivative Financial Assets		55,317	42,096
Liabilities:
Deposits		15	175
Financial liabilities designated at fair value through profit or loss		22,421	22,354
Obligations related to securities sold short		5,387	5,467
Derivative financial instruments
Derivative Financial Liabilities		65,224	41,875
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,811	8,113
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		4,595	3,842
Investment securities
Investment securities	[3]	6,055	4,679
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		5,978	4,298
Investment securities
Investment securities	[3]	3,400	3,218
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities			63
Investment securities
Investment securities	[3]	2,824	2,175
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,287	9,559
Investment securities
Investment securities	[3]	24,487	26,605
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		8,976	9,185
Investment securities
Investment securities	[3]	1,874	1,319
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		224	160
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,796	1,051
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	215	218
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		15,193	13,124
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		32,223	18,293
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,209	3,513
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		780	245
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,912	6,921
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		22,842	13,148
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		35,634	18,171
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,063	4,737
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25	30
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,660	5,789
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Liabilities:
Deposits	[4]	365,134	290,341
Subordinated debentures		8,038	6,733
Other liabilities		23,679	24,414
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]	20,357	14,417
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		12	41
Investment securities
Investment securities	[3]	1,688	1,348
Derivative financial instruments
Derivative Financial Assets		50	22
Liabilities:
Financial liabilities designated at fair value through profit or loss			139
Obligations related to securities sold short		3
Derivative financial instruments
Derivative Financial Liabilities		40	21
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]		17
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		1	40
Investment securities
Investment securities	[3]	48	27
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		11	1
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	1,640	1,304
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17	1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		20	21
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		12	15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21	6
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13
Derivative financial instruments
Derivative Financial Liabilities		7
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[4],[5]	407,267	400,565
Liabilities:
Other liabilities		$ 330	209
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[5]		$ 2

[1]	Deposits denominated in U.S. dollars amount to $326,041 (2021 – $259,027), deposits denominated in Chilean pesos amount to $18,740 (2021 – $17,841), deposits denominated in Mexican pesos amount to $29,269 (2021 – $22,032) and deposits denominated in other foreign currencies amount to $106,817 (2021 – $82,871).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $23,610 (October 31, 2021 – $18,157).
[4]	Represents fixed rate instruments.
[5]	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.